RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)				2 Months Ended	3 Months Ended	11 Months Ended
	Aug. 12, 2021	Jun. 23, 2021	Mar. 22, 2021	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Mar. 14, 2022	Feb. 12, 2021
Related Party Transaction [Line Items]
Proceeds from Sponsor note						$ 175,000
Expenses incurred and paid						46,129
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note								$ 300,000
Offering costs paid by Sponsor and included in promissory note - related party			$ 55,725
Proceeds from Sponsor note		$ 119,275
Repayment of related party promissory note	$ 175,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month					$ 10,000	10,000
Expenses incurred and paid				$ 0	30,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note					750,000		$ 750,000
Borrowings under related party promissory note					500,000
Loan conversion agreement warrant					$ 2,000,000	$ 2,000,000
Price of warrant					$ 1.50	$ 1.50	$ 1.50
Working capital loans, outstanding					$ 500,000	$ 0